Condensed Financial Information of Parent Company - Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
General and administrative expenses	¥ 748,259	$ 107,481	¥ 775,883	¥ 362,748
Total operating expenses	1,832,054	263,158	1,623,971	807,675
Interest expense	71,099	10,213	51,901	5,556
Interest income	25,542	3,669	2,826	549
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	104,589	15,023	131,748	70,336
Loss before income taxes	(507,446)	(72,889)	(828,087)	(394,798)
Income tax expenses	12,188	1,751	5,322	2,436
Net loss attributable to ordinary shareholders of Puxin Limited	(518,533)	(74,482)	(833,411)	(397,313)
Parent Company
General and administrative expenses	12,102	1,738	8,728
Total operating expenses	12,102	1,738	8,728
Interest expense	15,250	2,191	13,218	5,556
Interest income	10,985	1,578	2,104
Foreign exchange loss	3,753	539	10,358
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	104,589	15,023	124,648	60,136
Equity in loss of subsidiaries and VIEs	393,824	56,569	678,563	331,621
Loss before income taxes	(518,533)	(74,482)	(833,411)	(397,313)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (518,533)	$ (74,482)	¥ (833,411)	¥ (397,313)